5. INVENTORIES (Details Narrative) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Inventory Disclosure [Abstract]
Inventories	$ 0	$ 7,103	$ 203,582
Reserve for impaired inventory	$ 0	$ 28,000	$ 35,000